Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares,par value $0.01 per share
Amount Registered | shares	124,346
Proposed Maximum Offering Price per Unit	19.60
Maximum Aggregate Offering Price	$ 2,437,182.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 336.57
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the Ordinary Shares that may become issuable by reason of any share split, share dividend, recapitalization or other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Ordinary Shares on The Nasdaq Stock Market LLC on January 27, 2026. (3) The Registrant does not have any fee offsets to claim.